Statements of Changes in Stockholders' Equity - USD ($)		Total	Additional Paid-in Capital	Retained Earnings	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2017		$ 21,132	$ 23,620	$ (3,868)		$ 1,380	[1]
Balance, shares at Dec. 31, 2017	[1]					13,800,000
Sale of Units in Public Offering		552,000,000	551,994,480		$ 5,520
Sale of Units in Public Offering, shares					55,200,000
Underwriters' discount and offering costs		(31,184,262)	(31,184,262)
Sale of Private Placement Warrants to Sponsor		14,040,000	14,040,000
Change in Class A common stock subject to possible redemption		(532,530,110)	(532,524,785)		$ (5,325)
Change in Class A common stock subject to possible redemption, shares					(53,253,011)
Net income (loss)		2,653,250		2,653,250
Balance at Dec. 31, 2018		5,000,010	2,349,053	2,649,382	$ 195	$ 1,380	[1]
Balance, shares at Dec. 31, 2018					1,946,989	13,800,000	[1]
Change in Class A common stock subject to possible redemption		(6,781,390)	(2,349,053)	(4,432,269)	$ (68)	$ 0
Change in Class A common stock subject to possible redemption, shares					(678,139)	0
Net income (loss)		6,781,390	0	6,781,390	$ 0	$ 0
Balance at Sep. 30, 2019		5,000,010	0	4,998,503	$ 127	$ 1,380
Balance, shares at Sep. 30, 2019					1,268,850	13,800,000
Balance at Dec. 31, 2018		5,000,010	2,349,053	2,649,382	$ 195	$ 1,380	[1]
Balance, shares at Dec. 31, 2018					1,946,989	13,800,000	[1]
Change in Class A common stock subject to possible redemption		(8,809,060)	(2,349,053)	(6,459,919)	$ (88)
Change in Class A common stock subject to possible redemption, shares					(880,906)
Net income (loss)		8,809,060		8,809,060
Balance at Dec. 31, 2019		5,000,010	0	4,998,523	$ 107	$ 1,380	[1]
Balance, shares at Dec. 31, 2019					1,066,083	13,800,000	[1]
Balance at Jun. 30, 2019		5,000,010	0	4,998,482	$ 148	$ 1,380
Balance, shares at Jun. 30, 2019					1,473,433	13,800,000
Change in Class A common stock subject to possible redemption		(2,045,830)	0	(2,045,809)	$ (21)	$ 0
Change in Class A common stock subject to possible redemption, shares					(204,583)	0
Net income (loss)		2,045,830	0	2,045,830	$ 0	$ 0
Balance at Sep. 30, 2019		5,000,010	0	4,998,503	$ 127	$ 1,380
Balance, shares at Sep. 30, 2019					1,268,850	13,800,000
Balance at Dec. 31, 2019		5,000,010	0	4,998,523	$ 107	$ 1,380	[1]
Balance, shares at Dec. 31, 2019					1,066,083	13,800,000	[1]
Change in Class A common stock subject to possible redemption		706,628	4,145,926	(3,439,305)	$ 7	$ 0
Change in Class A common stock subject to possible redemption, shares					(70,897)	0
Net income (loss)		(706,628)	0	(706,628)	$ 0	$ 0
Balance at Sep. 30, 2020		5,000,010	4,145,926	852,590	$ 114	$ 1,380
Balance, shares at Sep. 30, 2020					1,136,980	13,800,000
Balance at Jun. 30, 2020		5,000,010	894,951	4,103,598	$ 81	$ 1,380
Balance, shares at Jun. 30, 2020					811,645	13,800,000
Change in Class A common stock subject to possible redemption		3,251,008	3,250,975	0	$ 33	$ 0
Change in Class A common stock subject to possible redemption, shares					(325,335)	0
Net income (loss)		(3,251,008)	0	(3,251,008)	$ 0	$ 0
Balance at Sep. 30, 2020		$ 5,000,010	$ 4,145,926	$ 852,590	$ 114	$ 1,380
Balance, shares at Sep. 30, 2020					1,136,980	13,800,000

[1]	Share and associated amounts have been retroactively restated to reflect: (i) the forfeiture of 2,875,000 shares of Class B common stock in July 2018; and (ii) the stock dividend of 2,300,000 shares of Class B common stock in August 2018 (see Note 4).